Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 3,270,456	$ 3,270,456
Intangible assets, accumlated depreciation	2,773,881	2,668,737
Intangible assets, net book value	496,575	601,719
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,877,415	1,877,415
Intangible assets, accumlated depreciation	1,877,415	1,814,835
Intangible assets, net book value		62,580
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	31,006	31,006
Intangible assets, accumlated depreciation	31,006	31,006
Intangible assets, net book value
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,362,035	1,362,035
Intangible assets, accumlated depreciation	865,460	822,896
Intangible assets, net book value	$ 496,575	$ 538,139